Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.59 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	111.60%
Innovator U.S. Equity Power Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Innovator U.S. Equity Power Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Power Buffer ETF™ - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $628.70 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(12.30%)